Income Taxes - Components of the Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 11,785	$ 9,290
Deferred tax liability	(2,884)	(1,866)
Net deferred tax asset	8,901	7,424
Federal
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	9,046	7,222
Deferred tax liability	(2,167)	(1,402)
State
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	2,739	2,068
Deferred tax liability	$ (717)	$ (464)